UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washigton, D.C. 20549

				Form 13F
Form 13F Cover Page
Report for the Calendar Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				    [ ] adds new holdings entries.

Institutional Manager filing this report:
Name:		Groupama Asset Management N.A.
Address:	180 Maiden Lane
		New York, NY 10038-4925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Kevin Dennean
Title:	Second Vice-President
Phone:	212-884-9648
Signature, Place and Date of Signing:
	Kevin Dennean	New York, New York	September 30, 1999

Report Type (Check only one.):
[x]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of other managers reporting for this manager:
none
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of other included managers:		0

Form 13F Information Table Entry Total:	50
Form 13F Information Table Value Total:	1,733,140,580

List of other included managers:
None

                                                             FORM 13F
                            REPORTING MANAGER: Groupama Asset Management N.A.
                                                      VALUATION CURRENCY: USD

                            TITLE OF  	CUSIP      VALUE   SH/PRN   SH/PRN     INVESTMENT     OTHER         VOTING AUTHORITY
NAME OF ISSUER	           	CLASS    NUMBER	  (x1000)  AMT     PUT/CALL    DISCRETION    MANAGERS	SOLE	  SHARED    NONE
ADC TELECOMMUNICATIONS INC	COM	000886101   4102    97809	SH	SOLE					   97809
AMERICAN INTERNATIONAL GRO	COM	026874107  57782   664641	SH	SOLE			410514		  254127
ALTERA CORPORATION		COM	021441100   3947    90996	SH	SOLE					   90996
BLACK & DECKER CORP		COM	091797100   2773    60697	SH	SOLE					   60697
BAUSCH & LOMB INC			COM	071707103   3626    54995	SH	SOLE					   54995
CITIGROUP INC			COM	172967101  67296  1529450	SH	SOLE			934621		  594829
CIRCUIT CITY STORES-CIRCUIT	COM	172737108   3553    84229	SH	SOLE					   84229
CENDANT CORP			COM	151313103  54617  3076986	SH	SOLE			1839416		 1237570
CHECK POINT SOFTWARE TECH	COM	162825103   532     63061	SH	SOLE					   63061
CIENA CORP				COM	171779101   3927   107589	SH	SOLE					  107589
CLAIRE'S STORES INC		COM	179584107   2986   180291	SH	SOLE					  180291
COMVERSE TECHNOLOGY INC	      COM 	205862402   4350    46120	SH	SOLE					   46120
COMPUTER SCIENCES CORP		COM	205363104  72088  1025245	SH	SOLE			626470		  398775
CISCO SYSTEMS INC			COM	17275R102  85725  1250314	SH	SOLE			780378		  469936
CONVERGYS CORP			COM	212485106   3371   170153	SH	SOLE					  170153
DOLLAR GENERAL			COM	256669102   4011   129908	SH	SOLE					  129908
DAYTON HUDSON CORP		COM	239753106  65593  1092072	SH	SOLE			680049		  412023
EMC CORP/MASS			COM	268648102  92689  1298617	SH	SOLE			801293		  497324
FORD MOTOR COMPANY		COM	345370100  36943   735183	SH	SOLE			440244		  294939
FIRST TENNESSEE CORP	      COM	337162101   2758    98055	SH	SOLE					   98055
GENERAL ELECTRIC CO.	      COM	369604103  76303   643564	SH	SOLE			398607		  244957
GENZYME CORP - GENL DIV	      COM   	372917104   3002    66622	SH	SOLE					   66622
HOME DEPOT INC	            COM	437076102  80613  1174694	SH	SOLE			730659		  444035
HARRAH'S ENTERTAINMENT INC	COM	413619107   4537   163494	SH	SOLE					  163494
INTL BUSINESS MACHINES CORP	COM	459200101  66409   548835	SH	SOLE			344429		  204406
JOHNSON & JOHNSON	        	COM	478160104  66857   727700	SH	SOLE			453801		  273899
LEAR CORPORATION	        COM	521865105   2904    82533	SH	SOLE					   82533
LOWE'S COMPANIES	        COM	548661107  62833  1288892	SH	SOLE			797713		  491179
LSI LOGIC CORP	                COM	502161102   3988    76697	SH	SOLE					   76697
LUCENT TECHNOLOGIES INC	        COM	549463107  81773  1260463	SH	SOLE			780699		  479764
MEAD CORP	                COM	582834107   3241    94272	SH	SOLE					   94272
MEDIAONE GROUP			COM	58440J104    239     3500	SH 	SOLE			 3500
MORGAN ST DEAN WITTER & CO	COM	617446448  64370   721736	SH	SOLE			437672		  284064
NOBLE DRILLING CORP	        COM	655042109   3796   173551	SH	SOLE					  173551
NOKIA CORP -SPON ADR	        COM	654902204  73123   813608	SH	SOLE			493883		  319725
NORTEL NETWORKS CORP     	COM	656569100  83449  1636249	SH	SOLE			1008351		  627898
OMNICOM GROUP           	COM	681919106  79319  1001664	SH	SOLE			614073		  387591
PRAXAIR INC	                COM	74005P104   3708    80613	SH	SOLE					   80613
RATIONAL SOFTWARE CORP	        COM	75409P202   3668   125251	SH	SOLE					  125251
SBC COMMUNICATIONS INC	        COM	78387G103  55897  1094684	SH	SOLE			693242		  401442
SEALED AIR CORP	                COM	81211K100   3046    59366	SH	SOLE					   59366
SYNOPSYS INC	                COM	871607107   3535    62947	SH	SOLE					   62947
STAPLES INC	                COM	855030102  50921  2334469	SH	SOLE			1460807		  873662
A T & T CORP	                COM	001957109  56871  1307370	SH	SOLE			812687		  494683
TANDY CORP	                COM	875382103   3657    70747	SH	SOLE					   70747
TELLABS INC	                COM	879664100  64066  1125201	SH	SOLE			665812		  459389
TYCO INTERNATIONAL LTD	        COM	902124106  81532   789653	SH	SOLE			496985		  292668
UNUMPROVIDENT CORP	        COM	91529Y106   2249    76393	SH	SOLE					   76393
MCI WORLDCOM INC	        COM	55268B106  64387   895814	SH	SOLE			557402		  338412
YOUNG & RUBICAM INC	        COM	987425105   5204   118262	SH	SOLE					  118262